Trade receivables and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 68,040		R$ 31,651
Contract assets	95,871	[1]	15,102	[1]	R$ 2,071
Expected credit loss	(24,365)		(10,228)		R$ (1,200)
Trade receivables and contract assets	139,546		36,525
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Trade receivables			31,651
Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ (24,365)		R$ (10,228)

[1]	Amounts to be received for unbilled work during the year ended December 31, 2022 and 2021.